Property and Equipment, and Prepament for Asset Acquisition	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Property and Equipment, and Prepament for Asset Acquisition [Abstract]
PROPERTY AND EQUIPMENT, AND PREPAMENT FOR ASSET ACQUISITION

5. PROPERTY AND EQUIPMENT, AND PREPAMENT FOR ASSET ACQUISITION

Property and Equipment

The Company has offices and labs located in Taiwan, and a GMP manufacturing facility in Fremont, CA. Property and equipment as of March 31, 2025 and December 31, 2024 are summarized as follows:

	March 31, 2025	December 31, 2024
Land	$8,004,520	$338,966
Buildings and leasehold improvements	2,217,756	2,219,244
Machinery and equipment	1,129,804	1,131,169
Office equipment	161,384	163,448
	11,513,464	3,852,827
Less: accumulated depreciation	(3,344,718)	(3,341,739)
Property and equipment, net	$8,168,746	$511,088

Depreciation expenses were $7,021 and $1,286 for the three months ended March 31, 2025 and 2024, respectively. As of March 31, 2025 and December 31, 2024, the land with book value amounted to approximately $334,520 and $338,966 (except for the recently acquired land in Puli, Taiwan, amounted to $7,670,000), respectively, were pledged for obtaining bank loan (see Notes 9 Bank loans).

Prepayment for asset acquisition

Prepayment for asset acquisition consists of the properties in Chengdu, China. The Company entered into a cooperation agreement on August 14, 2023, with Zhong Hui Lian He Ji Tuan, Ltd. (the “Zhonghui”). Pursuant thereto, the Company will acquire 20% of the ownership of certain property and a parcel of the land, with a view to jointly develop the property into a healthcare center for senior living, long-term care, and medical care in the areas of ABVC’s special interests, such as Ophthalmology, Oncology, and Central Nervous Systems. The plan is to establish a base for the China market and global development of these interests.

The valuation of such property is $37 million; based on the Company’s 20% ownership, the Company would acquire the value of $7,400,000. In exchange, the Company issued to Zhonghui an aggregate of 370,000 shares (the “Shares”) of common stock, at a per share price of $20.0. The Shares are subject to a lock-up period of one year following the closing date of the transaction. In addition, the parties agreed that, after one year following the closing of the transaction, if the market value of the Shares or the value of the property increases or decreases, the parties will negotiate in good faith to make reasonable adjustments. The Company’s ownership rights to the property and the associated land parcel, or a suitable replacement property, are safeguarded under the terms of the cooperation agreement, which is legally binding and enforceable.

As discussed in Note 2, the Company incorrectly applied ASC 845 instead of ASC 718, resulting in an adjustment of the reported value to from $7,400,000 to $691,900, and reclassification from Construction-in-Progress to Prepayment for Asset Acquisition.

The construction-in-progress property is planned to finish before the end of 2025.

Acquisition of land in Taiwan

In March 2024, AiBtl issued 1,534,000 AiBtl’s common stocks to acquire farmland in Taiwan, which land will be used for developing health related businesses. As of the date of issuance of these financial statements, the transfer of the land’s title is under government review, pending completion of the title transfer registration. However, upon the closing of the transaction, both parties are aware of such Taiwan’s legal restrictions prohibiting foreign entities directly owning farmland. In addition to newly incorporated controlling subsidiary, Yunzhiyi, to be holding the title of the land upon government’s approval, on March 31, 2025, the Company and the landowners executed the Nominee Holding Agreement, Land Lease Agreement, and Consulting Agreement, under the witness of and confirmed by a legal counsel in Taiwan, in which the landowners unconditionally grant the full legal rights to the land to the Company before the completion of the title transfer. Based on the execution of the agreement, the Company recognized $7,670,000 ($5 per share of AiBtl’s common stock) of land on its balance sheet.

5. PROPERTY AND EQUIPMENT, AND PREPAMENT FOR ASSET ACQUISITION

Property and Equipment

The Company has offices and labs located in Taiwan, and a GMP manufacturing facility in Fremont, CA. Property and equipment as of December 31, 2024 and 2023 are summarized as follows:

	December 31, 2024	December 31, 2023
Land	$338,966	$363,416
Buildings and leasehold improvements	2,219,244	2,227,431
Machinery and equipment	1,131,169	1,138,675
Office equipment	163,448	174,797
	3,852,827	3,904,319
Less: accumulated depreciation	(3,341,739)	(3,335,041)
Property and equipment, net	$511,088	$569,278

Depreciation expenses were $28,627 and $28,531 for the years ended December 31, 2024 and 2023, respectively. As of December 31, 2024 and 2023, Land with book value amounted to approximately $338,966 and $363,416, respectively, were pledged for obtaining bank loan (see Notes 9 Bank loans).

Prepayment for asset acquisition

Prepayment for asset acquisition consists of the properties in Chengdu, China. The Company entered into a cooperation agreement on August 14, 2023, with Zhong Hui Lian He Ji Tuan, Ltd. (the “Zhonghui”). Pursuant thereto, the Company will acquire 20% of the ownership of certain property and a parcel of the land, with a view to jointly develop the property into a healthcare center for senior living, long-term care, and medical care in the areas of ABVC’s special interests, such as Ophthalmology, Oncology, and Central Nervous Systems. The plan is to establish a base for the China market and global development of these interests.

The valuation of such property is $37 million; based on the Company’s 20% ownership, the Company would acquire the value of $7,400,000. In exchange, the Company issued to Zhonghui an aggregate of 370,000 shares (the “Shares”) of common stock, at a per share price of $20.0. The Shares are subject to a lock-up period of one year following the closing date of the transaction. In addition, the parties agreed that, after one year following the closing of the transaction, if the market value of the Shares or the value of the property increases or decreases, the parties will negotiate in good faith to make reasonable adjustments. The Company’s ownership rights to the property and the associated land parcel, or a suitable replacement property, are safeguarded under the terms of the cooperation agreement, which is legally binding and enforceable.

As discussed in Note 2, the Company incorrectly applied ASC 845 instead of ASC 718, resulting in an adjustment of the reported value to from $7,400,000 to $691,900, and reclassification from Construction-in-Progress to Prepayment for Asset Acquisition.

The construction-in-progress property is planned to finish before the end of 2025.